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							       File No. 33-84546
                                             Filed Pursuant to Rule 497(e) under
                                                      the Securities Act of 1933

                                                                   July 17, 2014


                          PIONEER BOND VCT PORTFOLIO


SUPPLEMENT TO THE MAY 1, 2014 CLASS I AND CLASS II SHARES PROSPECTUS AND SUMMARY
 PROSPECTUS, AS IN EFFECT AND AS MAY BE AMENDED FROM TIME TO TIME


Effective July 1, 2014, Pioneer is making the following change regarding the portfolio's expenses.

LOWER MANAGEMENT FEE

The portfolio's management fee is reduced to 0.40% of the portfolio's average daily net assets.










                                                                   27912-00-0714
                                 (Copyright)2014 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC

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